Intellectual Property	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property

4. Intellectual Property

Intellectual property as of September 30, 2021 and December 31, 2020 is summarized as follows:

	September 30, 2021	December 31, 2020

Software	$206,925	$194,978
Internet domain name	170,156	13,055
Total intellectual property	377,081	208,033
Less accumulated amortization	(195,794)	(157,066)
Intellectual property, net	$181,287	$50,967

Amortization expense for the nine months ended September 30, 2021 and 2020 was $38,447 and $45,379, respectively. Amortization expense is included in software development costs in the Company's condensed consolidated statement of operations.